SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Average Useful Lives of Intangible Assets
Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of intangible assets with finite useful lives is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	3 years
Customer relationship	9.5 years

Property Plant and Equipment by Estimated Useful Life [Member]
Property, Plant and Equipment
Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Deposits [Member]
Schedules of Receivables and Factors Relevant to Determining the Credit Risk	Details of the banks accounting for 10% or more of total cash deposits are as follows:
	As of December 31,
Bank	2016	2017
	%	%

Bank A	83.7	69.8
Bank B	10.8	23.6

Accounts Receivable [Member]
Schedules of Receivables and Factors Relevant to Determining the Credit Risk
Customers accounting for 10% or more of total revenues from continuing operations are as below:

	For years ended December 31,
Customer	2015	2016	2017
	%	%	%

Customer A	54.8	40.5	31.9
Customer B	*	14.6	*
Customer C	-	-	14.6

Customers accounting for 10% or more of accounts receivable are as below:

	As of December 31,
Customer	2016	2017
	%	%

Customer B	24.7	*
Customer D	17.3	-
Customer E	11.6	-
Customer C	-	52.1

*	The amount was less than 10%.